Warrants - Warrant activity (Details)	12 Months Ended
	Dec. 31, 2017 GBP (£) EquityInstruments shares	Dec. 31, 2017 USD ($) EquityInstruments shares	Dec. 31, 2017 USD ($) EquityInstruments shares	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)
Warrants
Number of shares per each American Depository Share | shares	20	20
ADS warrants
Number of Warrants
Outstanding as of January 1, 2017	1,219,246	1,219,246
Granted	133,452	133,452
Exercised	(16,344)	(16,344)
Outstanding as of December 31, 2017	1,336,354	1,336,354
Weighted Average Exercise Price
Outstanding as of January 1, 2017 | $		$ 8.03
Granted | $		8.51
Exercised | $		8.03
Outstanding as of December 31, 2017 | $		$ 8.08
Ordinary shares classified as liability | shares	1,336,354		1,336,354
Exercise Price | $			$ 7.91		$ 8.03
ADS Expiration November 23, 2021
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)	1,202,902		1,202,902
Exercise Price | $			$ 8.03
ADS Expiration July 31, 2022
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)	60,000		60,000
Exercise Price | $			$ 7.26
ADS Expiration November 14, 2022
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)	73,452		73,452
Exercise Price | $			$ 9.53
Ordinary warrants
Number of Warrants
Outstanding as of January 1, 2017	23,729,865	23,729,865
Expired	(416,645)	(416,645)
Exercised	(640,353)	(640,353)
Outstanding as of December 31, 2017	22,672,867	22,672,867
Weighted Average Exercise Price
Outstanding as of January 1, 2017 | £	£ 0.278
Expired | $		$ 0.56
Exercised | £	0.322
Outstanding as of December 31, 2017 | £	£ 0.272
Ordinary shares classified as liability | shares	10,791,361		10,791,361
Exercise Price | £	£ 0.322			£ 0.322
Ordinary Shares Expiration April 2, 2020
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)	1,367,089		1,367,089
Exercise Price | £	£ 0.20
Ordinary Shares Expiration July 21, 2020
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)	1,082,384		1,082,384
Exercise Price | £	£ 0.50
Ordinary Shares Expiration November 23, 2021
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)	10,791,361		10,791,361
Exercise Price | £	£ 0.322
Ordinary Shares Expiration April 2, 2025
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)	9,432,033		9,432,033
Exercise Price | £	£ 0.20
Ordinary Shares Expiration between April 2, 2020 and April 2, 2025
Weighted Average Exercise Price
Ordinary shares classified as equity | shares	11,881,506		11,881,506